Schedule of Investments - Virtus Duff & Phelps Real Estate Income ETF

April 30, 2026 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 70.8%
Real Estate - 70.8%
American Healthcare REIT, Inc.	1,042	$52,913
American Homes 4 Rent Class A	1,575	50,148
Apple Hospitality REIT, Inc.	3,082	41,515
Brixmor Property Group, Inc.	2,175	65,446
Broadstone Net Lease, Inc.	2,047	40,531
Cousins Properties, Inc.	2,317	59,338
CubeSmart	2,625	106,260
Digital Realty Trust, Inc.	832	167,182
Equinix, Inc.	157	170,004
Equity Residential	1,200	78,456
Extra Space Storage, Inc.	427	61,202
FrontView REIT, Inc.	1,612	28,532
Gaming and Leisure Properties, Inc.	2,100	101,766
Healthpeak Properties, Inc.	4,522	73,121
Highwoods Properties, Inc.	3,397	82,581
Iron Mountain, Inc.	825	103,942
Kimco Realty Corp.	2,760	65,246
Mid-America Apartment Communities, Inc.	495	63,944
Millrose Properties, Inc.	1,575	48,305
Prologis, Inc.	1,597	226,806
Realty Income Corp.	1,860	119,486
Rexford Industrial Realty, Inc.	667	23,939
Ryman Hospitality Properties, Inc.	772	81,129
Sabra Health Care REIT, Inc.	3,757	77,620
Sila Realty Trust, Inc.	1,710	52,035
Simon Property Group, Inc.	750	152,783
Tritax Big Box REIT PLC (United Kingdom)	19,177	39,404
UDR, Inc.	1,800	65,412
Ventas, Inc.	562	49,377
Welltower, Inc.	1,492	324,271
WP Carey, Inc.	532	38,799
Total Real Estate		2,711,493
Total Common Stocks
(Cost $2,632,628)		2,711,493
	Principal
CORPORATE BONDS – 27.4%
Financials – 27.4%
American Tower Corp., 5.80%, 11/15/28	60,000	61,826
Boston Properties LP, 4.50%, 12/01/28	35,000	34,945
Boston Properties LP, 6.50%, 01/15/34	60,000	63,340
Brixmor Operating Partnership LP, 5.50%, 02/15/34	60,000	61,169
Cousins Properties LP, 5.38%, 02/15/32	60,000	60,683
Crown Castle, Inc., 5.10%, 05/01/33	60,000	59,525
CubeSmart LP, 5.13%, 11/01/35	65,000	64,389
Digital Realty Trust LP, 3.70%, 08/15/27	60,000	59,467
Essex Portfolio LP, 5.50%, 04/01/34	65,000	66,359
Extra Space Storage LP, 5.90%, 01/15/31	50,000	52,091
Federal Realty Op LP, 5.38%, 05/01/28	60,000	60,936
Highwoods Realty LP, 3.88%, 03/01/27	45,000	44,702
Kimco Realty Op LLC, 6.40%, 03/01/34	55,000	59,798
Realty Income Corp., 5.13%, 02/15/34	60,000	60,478
Simon Property Group LP, 4.75%, 09/26/34	60,000	58,715
Tanger Properties LP, 3.88%, 07/15/27	35,000	34,744
Ventas Realty LP, 4.40%, 01/15/29	50,000	49,734
VICI Properties LP, 5.13%, 05/15/32	45,000	44,630
Weyerhaeuser Co., 7.38%, 03/15/32	45,000	50,391
Total Financials		1,047,922
Total Corporate Bonds
(Cost $1,054,196)		1,047,922
Security Description	Shares	Value
PREFERRED STOCKS - 0.8%

Real Estate - 0.8%
Kimco Realty Corp., Series N, 7.25%	300	$18,060
Public Storage, Series S, 4.10%	750	12,143
Total Real Estate		30,203

Total Preferred Stocks
(Cost $30,296)		30,203

TOTAL INVESTMENTS - 99.0%
(Cost $3,717,120)		3,789,618
Other Assets in Excess of Liabilities - 1.0%		37,243
Net Assets - 100.0%		$3,826,861

Schedule of Investments - Virtus Duff & Phelps Real Estate Income ETF (continued)

April 30, 2026 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$2,711,493	$—	$—	$2,711,493
Corporate Bonds	—	1,047,922	—	1,047,922
Preferred Stocks	30,203	—	—	30,203
Total	$2,741,696	$1,047,922	$—	$3,789,618